Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock
As of December 31, 2022 and until the closing of the Company’s IPO on November 7, 2023, convertible preferred stock consisted of the following:

	Convertible Preferred Stock Authorized	Convertible Preferred Stock Issued and Outstanding	Proceeds Received	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A convertible preferred stock	85,495,722	85,495,722	$85,496	$85,496	8,070,027
Series B convertible preferred stock	58,157,824	58,157,823	100,060	100,060	5,489,573

	143,653,546	143,653,545	$185,556	$185,556	13,559,600